Total
(Loomis Sayles Global Growth Fund)
Average Annual Total Returns
Average Annual Total Returns - (Loomis Sayles Global Growth Fund)	Past 1 Year	Past 5 Years	Life of Fund / Life of Class N
Class Y	(25.89%)	5.28%	9.19%
Class Y | Return After Taxes on Distributions	(27.17%)	3.78%	7.77%
Class Y | Return After Taxes on Distributions and Sale of Fund Shares	(14.42%)	4.21%	7.35%
Class A	(30.36%)	3.77%	7.95%
Class C	(27.34%)	4.23%	8.09%
Class N	(25.86%)	5.33%	8.20%
Class N | MSCI All Country World Index (Net)			7.23%
Class T	(27.96%)	4.46%	8.49%
MSCI All Country World Index (Net)	(18.36%)	5.23%	8.35%

(Vaughan Nelson Select Fund)
Average Annual Total Returns
Average Annual Total Returns - (Vaughan Nelson Select Fund)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Fund / Life of Class N
Class Y	(16.65%)	10.97%	13.78%
Class Y | Return After Taxes on Distributions	(16.88%)	7.66%	11.21%
Class Y | Return After Taxes on Distributions and Sale of Fund Shares	(9.69%)	8.10%	10.78%
Class A	(21.65%)	9.39%	12.83%
Class C	(18.33%)	9.86%	12.82%
Class N	(16.68%)	10.97%		12.30%
Class N | S&P 500® Index				10.75%
Class T	(18.93%)	10.13%	13.21%
S&P 500® Index	(18.11%)	9.42%	12.56%